Convertible notes payable	6 Months Ended
Jun. 30, 2023
Convertible notes payable
Convertible notes payable
13.	Convertible notes payable

The following is a summary of the Company’s convertible notes payable as of December 31, 2022. The fair value of the Investor Notes approximates its carrying value as of December 31, 2022.

	Principal	Unamortized debt	Net carrying
	amount	issuance costs	amount
	RMB	RMB	RMB

5% Investor Notes due on November 8, 2025	448,318	(8,449)	439,869

The following is a summary of the Company’s convertible notes payable as of June 30, 2023.

	Principal	Unamortized debt	Net carrying	Fair value
	amount	issuance costs	amount	Amount	Leveling
	RMB	RMB	RMB

5% Investor Notes due on November 8, 2025	471,335	(7,041)	464,294	440,879	Level 3